Accrued Expenses and Other Current Liabilities (Details) - Schedule accrued expenses and other current liabilities - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Schedule accrued expenses and other current liabilities [Abstract]
Accrued payroll		$ 404,930	$ 355,314
Dividends due to former shareholders of Zhejiang Jingyuxin	[1]	184,335	182,375
Other current liabilities		1,118,687	1,104,371
Accrued expenses and other current liabilities, net		$ 1,707,952	$ 1,642,060

[1]	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.